Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2011
Registrant Name	dei_EntityRegistrantName	DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
Central Index Key	dei_EntityCentralIndexKey	0000865440
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 29, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr. 01, 2012
DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND (Prospectus Summary) | DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND | DREYFUS PENNSYLVANIA MUNICIPAL MONEY MARKET FUND
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPAXX